Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Disclosure of components of goodwill and intangible assets

		2020	2019
	Footnotes	$m	$m
Goodwill		5,881	5,590
Present value of in-force long-term insurance business		9,435	8,945
Other intangible assets	1	5,127	5,628
At 31 Dec		20,443	20,163
1Included within other intangible assets is internally generated software with a net carrying value of $4,452m (2019: $4,829m). During the year, capitalisation of internally generated software was $1,934m (2019: $2,086m), impairment was $1,322m (2019: $38m) and amortisation was $1,085m (2019: $947m).

Disclosure of reconciliation of changes in intangible assets and goodwill

Movement analysis of goodwill
	2020	2019
	$m	$m
Gross amount
At 1 Jan	22,084	22,180
Exchange differences	967	(154)
Other	84	58
At 31 Dec	23,135	22,084
Accumulated impairment losses
At 1 Jan	(16,494)	(9,194)
Impairment losses	(41)	(7,349)
Exchange differences	(719)	49
At 31 Dec	(17,254)	(16,494)
Net carrying amount at 31 Dec	5,881	5,590

Movements in PVIF
		2020	2019
	Footnotes	$m	$m
At 1 Jan		8,945	7,149
Change in PVIF of long-term insurance business		382	1,749
– value of new business written during the year		776	1,225
– expected return	1	(1,003)	(836)
– assumption changes and experience variances (see below)		604	1,378
– other adjustments		5	(18)
Exchange differences and other movements		108	47
At 31 Dec		9,435	8,945
1‘Expected return’ represents the unwinding of the discount rate and reversal of expected cash flows for the period.

Disclosure of key assumption in value in use calculation

Key assumptions in VIU calculation – significant CGUs at 1 October 2020
	Goodwill at 1 Oct 2020	Discount rate	Growth rate beyond initial cash flow	Goodwill at 1 Jul 2020	Discount rate	Nominal growth rate beyond initial cash flow projections	Goodwill at 31 Dec 2019	Discount rate	Nominal growth rate beyond initial cash flow projections
	$m	%	%	$m	%	%	$m	%	%
Cash-generating unit Europe – WPB[1]	3,582	9.6	1.9	3,496	8.3	3.2	3,464	8.3	1.7
1 CGU tested as Europe – RBWM at 31 December 2019. Details regarding our change in global businesses are set out in Note 10.

Disclosure impairment results and key assumptions in VIU calculation

	Input	Key assumptions	Associated risks	Reasonably possible change
Cash-generating unit
Europe – WPB	Cash flow projections	• Level of interest rates and yield curves. • Competitors’ position within the market. • Level and change in unemployment rates.	• Uncertain regulatory environment. • Customer remediation and regulatory actions.	• Cash flow projections decrease by 30%.
	Discount rate	• Discount rate used is a reasonable estimate of a suitable market rate for the profile of the business.	• External evidence suggests that the rate used is not appropriate to the business.	• Discount rate increases by 100bps. This does not result in an impairment.

Sensitivity of VIU to reasonably possible changes in key assumptions and changes to current assumptions to achieve nil headroom
Europe – WPB
In $bn (unless otherwise stated)
At 31 December 2020
Carrying amount	11.1
VIU	16.4
Impact on VIU
100 bps increase in the discount rate – single variable	(2.3)
30% decrease in cash flow projections – single variable	(6.0)
Cumulative impact of all changes	(7.6)
Changes to key assumption to reduce headroom to nil – single variable
Discount rate – bps	271
Cash flows – %	(26.5)

Disclosure of assumptions for long-duration contracts

	2020		2019
	Hong Kong	France[1]	Hong Kong	France[1]
	%	%	%	%
Weighted average risk-free rate	0.71	0.34	1.84	0.44
Weighted average risk discount rate	4.96	1.34	5.44	1.27
Expense inflation	3.00	1.60	3.00	1.70
1For 2020, the calculation of France’s PVIF assumes a risk discount rate of 1.34% (2019: 1.27%) plus a risk margin of $213m (2019: $130m).